Key Ratios (Detail)	Dec. 31, 2017
IAS 39 [Member]
Key Ratios [Line Items]
CET 1 ratio fully loaded	14.00%
Leverage Ratio fully loaded	3.80%
Leverage Ratio phase-in	4.10%
IFRS 9 [Member]
Key Ratios [Line Items]
CET 1 ratio fully loaded	13.90%	[1]
Leverage Ratio fully loaded	3.80%	[1]
Leverage Ratio phase-in	4.10%	[1]

[1]	Pro forma.